Northern Lights Fund Trust

Leader Floating Rate Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Floating Rate Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 12, 2017 (SEC Accession No. 0001580642-17-000177).